UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet & Company Advisors, LLC

Address:  900 Third Avenue
          Floor 5
          New York, NY 10022

13F File Number:  28-10829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Hofbauer
Title:    Chief Operating Officer
Phone:    (212) 201-7868


Signature, Place and Date of Signing:


/s/ Peter Hofbauer            New York, New York             May 13, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name

         28-10380                           Trafelet & Company, LLC

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total: $0
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.        Form 13F File Number                 Name

NONE       NONE                                 NONE

                                                     FORM 13F INFORMATION TABLE

                                                  Trafelet & Company Advisors, LLC
                                                           March 31, 2005

COLUMN 1             COLUMN  2       COLUMN 3     COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
---------------   --------------   -----------   ---------   -------------------   -----------   ---------   --------------------
                                                   VALUE      SHRS OR  SH/  PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS      CUSIP       (X$1000)    PRN AMT  PRN  CALL    DISCRETION    MANAGERS    SOLE  SHARED  NONE
---------------   --------------   -----------   ---------   -------------------   -----------   ---------   --------------------
None                None               None        None       None     None None      None         None       None   None   None

03388.0003 #569642